Document Information	12 Months Ended
Dec. 31, 2024
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0000082020
Registrant Name	UNITED STATES LIME & MINERALS INC
Period End Date	Dec. 31, 2024
Reporting Currency	USD
Alternative Reporting Regime	NR